Property and equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	€ 16,835,608	€ 18,576,268
Property, plant and equipment at end of period	21,530,680	16,835,608
Impairment losses	0	0
Subsequent reversal of impairment losses	0	0
Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	32,744,770	29,370,337
Additions	8,805,603	3,747,538
Acquisition of a subsidiary	70,533
Disposals	(712,560)	(53,019)
Foreign currency effect	370,792	(320,086)
Property, plant and equipment at end of period	41,279,138	32,744,770
Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(15,909,161)	(10,794,069)
Depreciation charge for the year	(4,365,939)	(5,132,605)
Disposals	526,642	17,513
Property, plant and equipment at end of period	(19,748,458)	(15,909,161)
Buildings
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	8,929,306	10,124,960
Property, plant and equipment at end of period	9,862,313	8,929,306
Buildings | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	12,552,757	11,930,665
Additions	3,099,403	824,613
Disposals	(85,605)
Foreign currency effect	79,384	(202,521)
Property, plant and equipment at end of period	15,645,939	12,552,757
Buildings | Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(3,623,451)	(1,805,706)
Depreciation charge for the year	(2,160,175)	(1,817,745)
Property, plant and equipment at end of period	(5,783,626)	(3,623,451)
Technical Equipment and Machines
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	4,170,841	6,603,646
Property, plant and equipment at end of period	8,726,867	4,170,841
Technical Equipment and Machines | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	13,440,143	13,017,527
Additions	1,645,503	553,733
Transfers	4,306,247	11,966
Acquisition of a subsidiary	2
Disposals	(348,494)	(53,019)
Foreign currency effect	227,601	(90,064)
Property, plant and equipment at end of period	19,271,001	13,440,143
Technical Equipment and Machines | Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(9,269,302)	(6,413,882)
Depreciation charge for the year	(1,622,416)	(2,872,934)
Disposals	347,584	17,513
Property, plant and equipment at end of period	(10,544,134)	(9,269,302)
Factory, Office, Other Equipment and Leasehold Improvements
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,628,508	1,434,522
Property, plant and equipment at end of period	2,561,371	1,628,508
Factory, Office, Other Equipment and Leasehold Improvements | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	4,630,172	4,009,004
Additions	1,455,496	646,934
Transfers	24,645
Acquisition of a subsidiary	70,531
Disposals	(278,460)
Foreign currency effect	64,942	(25,766)
Property, plant and equipment at end of period	5,967,327	4,630,172
Factory, Office, Other Equipment and Leasehold Improvements | Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(3,001,665)	(2,574,482)
Depreciation charge for the year	(583,348)	(427,183)
Disposals	179,058
Property, plant and equipment at end of period	(3,405,955)	(3,001,665)
Assets Under Construction
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,106,954	413,140
Property, plant and equipment at end of period	380,128	2,106,954
Assets Under Construction | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,121,698	413,141
Additions	2,605,201	1,722,258
Transfers	(4,330,892)	(11,966)
Disposals	(1)
Foreign currency effect	(1,135)	(1,735)
Property, plant and equipment at end of period	394,871	2,121,698
Assets Under Construction | Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(14,744)
Depreciation charge for the year		(14,744)
Property, plant and equipment at end of period	€ (14,744)	€ (14,744)